Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended		12 Months Ended
	Mar. 20, 2023 USD ($)	Mar. 31, 2023 USD ($) Integer	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) Integer	Dec. 31, 2021 USD ($)	Apr. 14, 2020 USD ($)	Oct. 03, 2019 USD ($)
Product Information [Line Items]
Number of Operating Segments | Integer		1		1
Restricted Cash, Current		$ 895,000	$ 4,171,000	$ 1,207,000	$ 5,056,000
Proceeds from Convertible Debt		25,000,000.0		25,000,000.0
Impairment, Long-Lived Asset, Held-for-Use					0
Operating Lease, Right-of-Use Asset		3,902,000		4,406,000	5,395,000
Operating Lease, Liability		4,853,000		$ 5,444,000	$ 6,800,000
Minimum [Member]
Product Information [Line Items]
Property and equipment estimated useful lives				3 years
Maximum [Member]
Product Information [Line Items]
Property and equipment estimated useful lives				5 years
Convertible Notes Payable [Member]
Product Information [Line Items]
Restricted Cash, Current		900,000		$ 900,000
Letter of Credit [Member]
Product Information [Line Items]
Security Deposit						$ 50,000	$ 750,000
Letter of Credit [Member] | Building and Building Improvements [Member]
Product Information [Line Items]
Security Deposit		300,000		800,000
Notice of default increase decrease in restricted cash	$ 800,000	$ 800,000		800,000
Letter of Credit [Member] | Vehicles [Member]
Product Information [Line Items]
Security Deposit				$ 300,000
Revenue Benchmark [Member] | Three Largest Customers [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage		86.00%	70.00%	77.00%	75.00%
Revenue Benchmark [Member] | Three Largest Customers Combined [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage		94.00%	73.00%
Revenue Benchmark [Member] | Four Largest Customers [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage				81.00%